ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 5.0%
5,555	Boeing Company(a)	$ 1,119,610
2,524	Lockheed Martin Corporation	1,197,032
		2,316,642
	AUTOMOTIVE - 2.4%
91,297	Ford Motor Company	1,101,955

	BANKING - 2.6%
8,434	JPMorgan Chase & Company	1,209,014

	BIOTECH & PHARMA - 4.3%
6,598	Johnson & Johnson	1,011,209
23,942	Pfizer, Inc.	971,327
		1,982,536
	CABLE & SATELLITE - 2.5%
30,854	Comcast Corporation, Class A	1,146,843

	CHEMICALS - 2.6%
15,072	Nutrien Ltd.	1,172,300

	COMMERCIAL SUPPORT SERVICES - 2.4%
7,322	Waste Management, Inc.	1,096,543

	CONTAINERS & PACKAGING - 2.4%
31,304	International Paper Company	1,139,153

	DIVERSIFIED INDUSTRIALS - 2.1%
9,138	3M Company	984,528

	E-COMMERCE DISCRETIONARY - 2.6%
13,262	Amazon.com, Inc.(a)	1,249,679

	ELECTRIC UTILITIES - 2.2%
11,014	Duke Energy Corporation	1,038,180

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.6%
12,663	CVS Health Corporation	$ 1,057,867
2,364	UnitedHealth Group, Inc.	1,125,123
		2,182,990
	HOME CONSTRUCTION - 2.6%
23,005	Masco Corporation	1,206,152

	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
6,590	CME Group, Inc.	1,221,522

	INSURANCE - 4.8%
3,667	Berkshire Hathaway, Inc., Class B(a)	1,119,095
5,183	Chubb Ltd.	1,093,717
		2,212,812
	INTERNET MEDIA & SERVICES - 5.9%
13,162	Alphabet, Inc., Class A(a)	1,185,370
8,948	Meta Platforms, Inc., Class A(a)	1,565,363
		2,750,733
	MACHINERY - 2.3%
10,364	Xylem, Inc.	1,063,865

	OIL & GAS PRODUCERS - 7.7%
45,757	Enterprise Products Partners, L.P.	1,168,176
10,681	Exxon Mobil Corporation	1,173,949
10,008	Marathon Petroleum Corporation	1,236,989
		3,579,114
	RETAIL - CONSUMER STAPLES - 2.5%
2,420	Costco Wholesale Corporation	1,171,716

	RETAIL - DISCRETIONARY - 2.3%
3,645	Home Depot, Inc. (The)	1,080,888

	SEMICONDUCTORS - 2.1%
39,528	Intel Corporation	985,433

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SOFTWARE - 8.7%
5,101	Microsoft Corporation	$ 1,272,291
13,406	Oracle Corporation	1,171,684
8,577	Palo Alto Networks, Inc.(a)	1,615,649
		4,059,624
	TECHNOLOGY HARDWARE - 2.8%
8,902	Apple, Inc.	1,312,244

	TECHNOLOGY SERVICES - 7.0%
4,837	Automatic Data Processing, Inc.	1,063,269
8,071	International Business Machines Corporation	1,043,580
5,300	Visa, Inc., Class A	1,165,683
		3,272,532
	TELECOMMUNICATIONS - 2.3%
28,005	Verizon Communications, Inc.	1,086,874

	TRANSPORTATION & LOGISTICS - 5.2%
31,508	Delta Air Lines, Inc.(a)	1,208,017
6,106	FedEx Corporation	1,240,861
		2,448,878
	WHOLESALE - CONSUMER STAPLES - 4.7%
13,571	Archer-Daniels-Midland Company	1,080,252
14,628	Sysco Corporation	1,090,809
		2,171,061

	TOTAL COMMON STOCKS (Cost $48,046,515)	46,243,811

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
206,280	First American Government Obligations Fund, Class X, 4.36% (Cost $206,280)(b)	206,280

	TOTAL INVESTMENTS - 99.6% (Cost $48,252,795)	$ 46,450,091
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	193,701
	NET ASSETS - 100.0%	$ 46,643,792

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

LP	- Limited Partnership
LTD	- Limited Company

(a)	Non income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.